Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.04%
Aerospace & Defense–4.59%
ATI, Inc.(b)	27,875	$2,267,352
Curtiss-Wright Corp.(c)	4,903	2,662,035
Howmet Aerospace, Inc.	17,644	3,462,282
StandardAero, Inc.(b)(c)	50,950	1,390,426
		9,782,095
Agricultural & Farm Machinery–0.75%
AGCO Corp.	14,886	1,593,844
Apparel Retail–1.23%
Burlington Stores, Inc.(b)(c)	10,261	2,611,424
Apparel, Accessories & Luxury Goods–0.71%
Tapestry, Inc.	13,461	1,524,054
Application Software–3.51%
HubSpot, Inc.(b)	4,352	2,035,865
Tyler Technologies, Inc.(b)	4,036	2,111,474
Unity Software, Inc.(b)(c)	83,318	3,336,053
		7,483,392
Asset Management & Custody Banks–0.95%
Blue Owl Capital, Inc.(c)	120,185	2,034,732
Automotive Parts & Equipment–0.74%
Visteon Corp.(c)	13,148	1,575,919
Automotive Retail–0.86%
AutoNation, Inc.(b)(c)	8,360	1,828,917
Biotechnology–2.63%
ADMA Biologics, Inc.(b)	63,379	929,136
Ascendis Pharma A/S, ADR (Denmark)(b)	9,486	1,885,912
BridgeBio Pharma, Inc.(b)(c)	16,679	866,307
Natera, Inc.(b)	11,913	1,917,636
		5,598,991
Building Products–2.31%
A.O. Smith Corp.	24,517	1,799,793
Johnson Controls International PLC	16,253	1,787,018
Lennox International, Inc.	2,545	1,347,221
		4,934,032
Communications Equipment–0.93%
Motorola Solutions, Inc.(c)	4,351	1,989,669
Construction & Engineering–0.69%
WillScot Holdings Corp.(c)	69,212	1,461,065
Construction Machinery & Heavy Transportation Equipment– 1.09%
Allison Transmission Holdings, Inc.	27,495	2,333,776
Construction Materials–1.13%
Vulcan Materials Co.	7,834	2,409,895
Consumer Staples Merchandise Retail–1.00%
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	22,747	2,121,158
Shares		Value
Data Center REITs–1.26%
Digital Realty Trust, Inc.	15,483	$2,676,701
Diversified Financial Services–1.33%
Equitable Holdings, Inc.(c)	55,664	2,826,618
Electric Utilities–1.57%
PPL Corp.	90,298	3,355,474
Electrical Components & Equipment–3.64%
Hubbell, Inc.	5,790	2,491,495
Rockwell Automation, Inc.	8,645	3,021,687
Vertiv Holdings Co., Class A	14,883	2,245,249
		7,758,431
Electronic Equipment & Instruments–1.06%
Keysight Technologies, Inc.(b)	12,893	2,255,244
Environmental & Facilities Services–1.00%
Casella Waste Systems, Inc., Class A(b)(c)	22,542	2,138,785
Fertilizers & Agricultural Chemicals–1.04%
Corteva, Inc.	32,774	2,216,506
Financial Exchanges & Data–1.56%
Bullish (Cayman Islands)(b)(c)	15,580	991,044
Cboe Global Markets, Inc.	9,498	2,329,384
		3,320,428
Food Distributors–1.56%
Sysco Corp.	40,477	3,332,876
Footwear–0.63%
Deckers Outdoor Corp.(b)	13,185	1,336,563
Health Care Distributors–1.40%
Cencora, Inc.	9,566	2,989,662
Health Care Facilities–2.21%
Encompass Health Corp.	19,836	2,519,569
Tenet Healthcare Corp.(b)	10,777	2,188,162
		4,707,731
Health Care REITs–1.25%
American Healthcare REIT, Inc.(c)	63,229	2,656,250
Health Care Services–0.53%
Guardant Health, Inc.(b)(c)	17,979	1,123,328
Health Care Supplies–0.63%
Alcon AG	18,049	1,344,831
Homebuilding–2.70%
D.R. Horton, Inc.(c)	19,926	3,376,859
TopBuild Corp.(b)(c)	6,060	2,368,612
		5,745,471
Hotels, Resorts & Cruise Lines–3.00%
Royal Caribbean Cruises Ltd.(c)	13,071	4,229,514
Wyndham Hotels & Resorts, Inc.(c)	27,180	2,171,682
		6,401,196
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–1.55%
Korn Ferry(c)	26,055	$1,823,329
Paylocity Holding Corp.(b)	9,332	1,486,308
		3,309,637
Independent Power Producers & Energy Traders–1.14%
Vistra Corp.	12,451	2,439,400
Industrial Machinery & Supplies & Components–2.52%
Lincoln Electric Holdings, Inc.(c)	10,980	2,589,413
Xylem, Inc.	18,884	2,785,390
		5,374,803
Industrial REITs–1.37%
First Industrial Realty Trust, Inc.	56,783	2,922,621
Insurance Brokers–1.04%
Arthur J. Gallagher & Co.(c)	7,178	2,223,314
Interactive Home Entertainment–1.95%
Electronic Arts, Inc.	20,623	4,159,659
Internet Services & Infrastructure–3.12%
MongoDB, Inc.(b)	11,895	3,691,970
Snowflake, Inc., Class A(b)	13,080	2,950,194
		6,642,164
Investment Banking & Brokerage–1.87%
Raymond James Financial, Inc.(c)	23,066	3,981,192
IT Consulting & Other Services–0.73%
Amdocs Ltd.(c)	18,866	1,547,955
Life Sciences Tools & Services–1.50%
Lonza Group AG (Switzerland)	2,409	1,610,750
Repligen Corp.(b)(c)	11,850	1,583,989
		3,194,739
Managed Health Care–0.69%
HealthEquity, Inc.(b)(c)	15,564	1,475,000
Metal, Glass & Plastic Containers–0.54%
Silgan Holdings, Inc.(c)	26,796	1,152,496
Multi-Family Residential REITs–0.92%
AvalonBay Communities, Inc.	10,131	1,957,005
Multi-Utilities–2.85%
Ameren Corp.(c)	28,807	3,006,875
CMS Energy Corp.	42,033	3,079,337
		6,086,212
Oil & Gas Exploration & Production–2.23%
Expand Energy Corp.	22,796	2,421,847
Permian Resources Corp.(c)	181,802	2,327,066
		4,748,913
Oil & Gas Refining & Marketing–1.20%
Valero Energy Corp.(c)	15,062	2,564,456
Oil & Gas Storage & Transportation–2.19%
Cheniere Energy, Inc.	10,385	2,440,267
Williams Cos., Inc. (The)	35,187	2,229,097
		4,669,364
Shares		Value
Other Specialized REITs–0.57%
Lamar Advertising Co., Class A(c)	9,895	$1,211,346
Packaged Foods & Meats–0.73%
McCormick & Co., Inc.	23,147	1,548,766
Paper & Plastic Packaging Products & Materials–0.78%
Smurfit WestRock PLC	38,940	1,657,676
Personal Care Products–1.59%
BellRing Brands, Inc.(b)(c)	53,255	1,935,819
Estee Lauder Cos., Inc. (The), Class A(c)	16,441	1,448,781
		3,384,600
Property & Casualty Insurance–2.75%
American International Group, Inc.	32,378	2,542,968
Hartford Insurance Group, Inc. (The)	24,939	3,326,613
		5,869,581
Regional Banks–4.21%
Citizens Financial Group, Inc.	45,523	2,420,003
M&T Bank Corp.	18,241	3,604,786
Wintrust Financial Corp.(c)	22,236	2,944,936
		8,969,725
Reinsurance–0.86%
Reinsurance Group of America, Inc.(c)	9,566	1,837,916
Research & Consulting Services–1.71%
CACI International, Inc., Class A(b)(c)	3,070	1,531,254
TransUnion	25,247	2,115,194
		3,646,448
Restaurants–0.86%
Domino’s Pizza, Inc.(c)	4,265	1,841,243
Retail REITs–1.36%
Brixmor Property Group, Inc.(c)	104,680	2,897,542
Semiconductors–3.55%
Astera Labs, Inc.(b)	15,004	2,937,783
Marvell Technology, Inc.	24,765	2,081,994
Microchip Technology, Inc.	39,758	2,553,259
		7,573,036
Single-Family Residential REITs–0.97%
American Homes 4 Rent, Class A	62,481	2,077,493
Specialty Chemicals–2.20%
DuPont de Nemours, Inc.	35,179	2,740,444
International Flavors & Fragrances, Inc.	31,813	1,957,772
		4,698,216
Total Common Stocks & Other Equity Interests (Cost $151,030,912)		211,131,576
Money Market Funds–1.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	769,639	769,639
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	1,429,304	$1,429,304
Total Money Market Funds (Cost $2,198,943)		2,198,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $153,229,855)		213,330,519
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–20.63%
Invesco Private Government Fund, 4.14%(d)(e)(f)	12,797,245	12,797,245
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.26%(d)(e)(f)	31,170,711	$31,180,062
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,976,502)		43,977,307
TOTAL INVESTMENTS IN SECURITIES–120.70% (Cost $197,206,357)		257,307,826
OTHER ASSETS LESS LIABILITIES—(20.70)%		(44,119,771)
NET ASSETS–100.00%		$213,188,055
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$631,958	$9,909,256	$(9,771,575)	$-	$-	$769,639	$19,296
Invesco Treasury Portfolio, Institutional Class	1,173,576	18,402,903	(18,147,175)	-	-	1,429,304	35,549
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,820,599	112,522,198	(109,545,552)	-	-	12,797,245	334,473*
Invesco Private Prime Fund	25,593,248	232,745,968	(227,159,604)	805	(355)	31,180,062	885,655*
Total	$37,219,381	$373,580,325	$(364,623,906)	$805	$(355)	$46,176,250	$1,274,973

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$209,520,826	$1,610,750	$—	$211,131,576
Money Market Funds	2,198,943	43,977,307	—	46,176,250
Total Investments	$211,719,769	$45,588,057	$—	$257,307,826
Invesco V.I. Main Street Mid Cap Fund®